Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Variable Portfolio – Income Opportunities Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Telesat Corp.(b)	6	86
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		92
Total Communication Services		92
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	216	28,987
Total Consumer Discretionary		28,987
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.(b)	1,277	6,423
Total Industrials		6,423
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		35,502

Convertible Bonds 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.0%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	2,321,000	1,394,921
Total Convertible Bonds (Cost $1,993,773)			1,394,921

Corporate Bonds & Notes 92.1%

Aerospace & Defense 1.9%
Bombardier, Inc.(d)
04/15/2027	7.875%	230,000	224,384
Moog, Inc.(d)
12/15/2027	4.250%	447,000	403,563
Spirit AeroSystems, Inc.(d)
11/30/2029	9.375%	199,000	202,525
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(d)
03/15/2026	6.250%	1,488,000	1,467,633
08/15/2028	6.750%	357,000	351,847
Total			2,649,952
Agencies 0.2%
Bausch & Lomb Escrow Corp.(d)
10/01/2028	8.375%	286,000	286,651
Airlines 2.5%
Air Canada(d)
08/15/2026	3.875%	400,000	363,161
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(d)
04/20/2026	5.500%	1,402,138	1,371,114
04/20/2029	5.750%	609,138	566,358
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(d)
01/20/2026	5.750%	576,631	518,973
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(d)
06/20/2027	6.500%	740,749	735,228
Total			3,554,834
Automotive 3.4%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	163,000	157,999
04/01/2027	6.500%	50,000	47,469
Clarios Global LP(d)
05/15/2025	6.750%	279,000	276,870
Ford Motor Co.
02/12/2032	3.250%	317,000	243,799
01/15/2043	4.750%	186,000	135,705
Ford Motor Credit Co. LLC
11/01/2024	4.063%	178,000	172,247
06/16/2025	5.125%	512,000	495,663
11/13/2025	3.375%	734,000	680,836
08/17/2027	4.125%	712,000	648,486
11/04/2027	7.350%	263,000	268,297
02/16/2028	2.900%	237,000	201,424
06/10/2030	7.200%	69,000	69,359
11/13/2030	4.000%	259,000	215,882
IHO Verwaltungs GmbH(d),(e)
09/15/2026	4.750%	85,000	78,484
KAR Auction Services, Inc.(d)
06/01/2025	5.125%	364,000	352,631
Panther BF Aggregator 2 LP/Finance Co., Inc.(d)
05/15/2026	6.250%	300,000	293,634
05/15/2027	8.500%	344,000	342,514
2	Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZF North America Capital, Inc.(d)
04/14/2030	7.125%	193,000	189,256
Total			4,870,555
Banking 0.2%
Ally Financial, Inc.
05/21/2024	3.875%	114,000	111,765
Subordinated
11/20/2025	5.750%	201,000	195,584
Total			307,349
Brokerage/Asset Managers/Exchanges 1.5%
AG Issuer LLC(d)
03/01/2028	6.250%	30,000	28,029
AG TTMT Escrow Issuer LLC(d)
09/30/2027	8.625%	549,000	552,965
NFP Corp.(d)
08/15/2028	4.875%	1,112,000	979,169
10/01/2030	7.500%	418,000	400,770
10/01/2031	8.500%	179,000	179,222
Total			2,140,155
Building Materials 1.2%
American Builders & Contractors Supply Co., Inc.(d)
01/15/2028	4.000%	420,000	372,260
Beacon Roofing Supply, Inc.(d)
11/15/2026	4.500%	514,000	481,433
08/01/2030	6.500%	175,000	169,763
Interface, Inc.(d)
12/01/2028	5.500%	134,000	114,996
SRS Distribution, Inc.(d)
07/01/2028	4.625%	609,000	526,664
Total			1,665,116
Cable and Satellite 5.9%
CCO Holdings LLC/Capital Corp.(d)
05/01/2027	5.125%	886,000	825,203
06/01/2029	5.375%	243,000	218,044
03/01/2030	4.750%	1,041,000	875,476
08/15/2030	4.500%	370,000	303,490
02/01/2031	4.250%	178,000	141,744
02/01/2032	4.750%	419,000	335,226
CCO Holdings LLC/Holdings Capital Corp.(d)
01/15/2034	4.250%	95,000	70,050
CSC Holdings LLC(d)
02/01/2028	5.375%	689,000	562,189
02/15/2031	3.375%	680,000	465,001
DISH DBS Corp.
06/01/2029	5.125%	488,000	269,572
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radiate Holdco LLC/Finance, Inc.(d)
09/15/2026	4.500%	792,000	600,221
Sirius XM Radio, Inc.(d)
09/01/2026	3.125%	338,000	301,950
07/15/2028	4.000%	435,000	371,318
07/01/2030	4.125%	539,000	431,547
Videotron Ltd.(d)
06/15/2029	3.625%	370,000	310,932
Virgin Media Finance PLC(d)
07/15/2030	5.000%	790,000	622,806
Virgin Media Secured Finance PLC(d)
05/15/2029	5.500%	172,000	153,415
VZ Secured Financing BV(d)
01/15/2032	5.000%	780,000	614,390
Ziggo BV(d)
01/15/2030	4.875%	1,140,000	929,601
Total			8,402,175
Chemicals 4.0%
Avient Corp.(d)
08/01/2030	7.125%	287,000	281,928
Axalta Coating Systems LLC(d)
02/15/2029	3.375%	571,000	474,517
Cheever Escrow Issuer LLC(d)
10/01/2027	7.125%	320,000	297,262
Element Solutions, Inc.(d)
09/01/2028	3.875%	539,000	465,034
HB Fuller Co.
10/15/2028	4.250%	398,000	350,768
Herens Holdco Sarl(d)
05/15/2028	4.750%	413,000	320,505
Illuminate Buyer LLC/Holdings IV, Inc.(d)
07/01/2028	9.000%	247,000	234,178
Ingevity Corp.(d)
11/01/2028	3.875%	972,000	801,216
Innophos Holdings, Inc.(d)
02/15/2028	9.375%	462,000	443,900
Olympus Water US Holding Corp.(d)
10/01/2028	4.250%	441,000	359,298
11/15/2028	9.750%	591,000	590,182
SPCM SA(d)
03/15/2027	3.125%	35,000	30,868
Unifrax Escrow Issuer Corp.(d)
09/30/2028	5.250%	108,000	76,909

Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WR Grace Holdings LLC(d)
06/15/2027	4.875%	642,000	588,145
08/15/2029	5.625%	347,000	279,884
03/01/2031	7.375%	92,000	88,848
Total			5,683,442
Construction Machinery 1.2%
H&E Equipment Services, Inc.(d)
12/15/2028	3.875%	1,085,000	927,365
Herc Holdings, Inc.(d)
07/15/2027	5.500%	607,000	573,842
Ritchie Bros Holdings, Inc.(d)
03/15/2028	6.750%	78,000	77,807
03/15/2031	7.750%	92,000	93,390
Total			1,672,404
Consumer Cyclical Services 2.0%
APX Group, Inc.(d)
02/15/2027	6.750%	269,000	259,093
Arches Buyer, Inc.(d)
06/01/2028	4.250%	609,000	519,816
Match Group, Inc.(d)
06/01/2028	4.625%	222,000	199,144
02/15/2029	5.625%	211,000	194,647
Uber Technologies, Inc.(d)
05/15/2025	7.500%	429,000	431,639
08/15/2029	4.500%	1,395,000	1,249,087
Total			2,853,426
Consumer Products 1.1%
Acushnet Co.(d),(f)
10/15/2028	7.375%	69,000	69,553
CD&R Smokey Buyer, Inc.(d)
07/15/2025	6.750%	660,000	635,599
Newell Brands, Inc.
09/15/2027	6.375%	118,000	112,536
09/15/2029	6.625%	166,000	158,573
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	290,000	223,134
02/01/2032	4.375%	95,000	71,750
Spectrum Brands, Inc.(d)
10/01/2029	5.000%	201,000	181,629
07/15/2030	5.500%	134,000	121,914
Total			1,574,688
Diversified Manufacturing 1.5%
Chart Industries, Inc.(d)
01/01/2030	7.500%	199,000	200,021
01/01/2031	9.500%	69,000	73,389
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Emerald Debt Merger Sub LLC(d)
12/15/2030	6.625%	297,000	286,645
Madison IAQ LLC(d)
06/30/2028	4.125%	294,000	253,461
Resideo Funding, Inc.(d)
09/01/2029	4.000%	317,000	260,241
Vertical US Newco, Inc.(d)
07/15/2027	5.250%	282,000	259,279
WESCO Distribution, Inc.(d)
06/15/2028	7.250%	773,000	778,311
Total			2,111,347
Electric 5.4%
Clearway Energy Operating LLC(d)
03/15/2028	4.750%	1,006,000	901,172
02/15/2031	3.750%	1,017,000	802,218
01/15/2032	3.750%	552,000	420,216
FirstEnergy Corp.
11/15/2031	7.375%	134,000	145,770
Leeward Renewable Energy Operations LLC(d)
07/01/2029	4.250%	527,000	432,454
NextEra Energy Operating Partners LP(d)
09/15/2027	4.500%	2,136,000	1,934,473
NRG Energy, Inc.(d)
06/15/2029	5.250%	709,000	625,532
02/15/2031	3.625%	583,000	442,239
Pattern Energy Operations LP/Inc.(d)
08/15/2028	4.500%	286,000	248,814
PG&E Corp.
07/01/2028	5.000%	141,000	127,677
TerraForm Power Operating LLC(d)
01/31/2028	5.000%	566,000	513,694
01/15/2030	4.750%	660,000	563,388
Vistra Operations Co. LLC(d)
07/31/2027	5.000%	154,000	141,607
10/15/2031	7.750%	365,000	359,588
Total			7,658,842
Environmental 1.2%
Clean Harbors, Inc.(d)
02/01/2031	6.375%	56,000	54,435
GFL Environmental, Inc.(d)
06/01/2025	4.250%	700,000	671,398
08/01/2028	4.000%	410,000	358,245
Waste Pro USA, Inc.(d)
02/15/2026	5.500%	683,000	638,652
Total			1,722,730

4	Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 2.4%
Navient Corp.
06/25/2025	6.750%	490,000	482,593
OneMain Finance Corp.
01/15/2029	9.000%	209,000	208,169
09/15/2030	4.000%	301,000	226,083
Provident Funding Associates LP/Finance Corp.(d)
06/15/2025	6.375%	1,121,000	1,001,575
Quicken Loans LLC/Co-Issuer, Inc.(d)
03/01/2029	3.625%	380,000	313,938
03/01/2031	3.875%	90,000	71,720
Rocket Mortgage LLC/Co-Issuer, Inc.(d)
10/15/2033	4.000%	1,267,000	958,559
Springleaf Finance Corp.
03/15/2024	6.125%	110,000	109,568
11/15/2029	5.375%	33,000	27,628
Total			3,399,833
Food and Beverage 3.1%
Darling Ingredients, Inc.(d)
04/15/2027	5.250%	374,000	356,687
06/15/2030	6.000%	270,000	255,827
FAGE International SA/USA Dairy Industry, Inc.(d)
08/15/2026	5.625%	1,343,000	1,300,069
Performance Food Group, Inc.(d)
05/01/2025	6.875%	185,000	184,974
Pilgrim’s Pride Corp.
04/15/2031	4.250%	316,000	263,858
03/01/2032	3.500%	93,000	71,992
Post Holdings, Inc.(d)
03/01/2027	5.750%	154,000	147,859
01/15/2028	5.625%	431,000	408,018
04/15/2030	4.625%	175,000	149,893
Primo Water Holdings, Inc.(d)
04/30/2029	4.375%	282,000	241,043
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(d)
03/01/2029	4.625%	573,000	470,232
US Foods, Inc.(d)
09/15/2028	6.875%	182,000	181,624
06/01/2030	4.625%	276,000	239,951
01/15/2032	7.250%	169,000	168,829
Total			4,440,856
Gaming 3.6%
Boyd Gaming Corp.(d)
06/15/2031	4.750%	177,000	150,235
Caesars Entertainment, Inc.(d)
02/15/2030	7.000%	569,000	553,370
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Churchill Downs, Inc.(d)
05/01/2031	6.750%	172,000	162,741
Colt Merger Sub, Inc.(d)
07/01/2025	5.750%	702,000	699,556
07/01/2025	6.250%	759,000	749,275
International Game Technology PLC(d)
02/15/2025	6.500%	627,000	624,774
04/15/2026	4.125%	200,000	187,918
Light & Wonder International, Inc.(d)
09/01/2031	7.500%	77,000	76,124
Midwest Gaming Borrower LLC(d)
05/01/2029	4.875%	550,000	468,400
Scientific Games Holdings LP/US FinCo, Inc.(d)
03/01/2030	6.625%	462,000	398,693
Scientific Games International, Inc.(d)
05/15/2028	7.000%	349,000	343,159
VICI Properties LP/Note Co., Inc.(d)
12/01/2026	4.250%	569,000	530,064
Wynn Las Vegas LLC/Capital Corp.(d)
03/01/2025	5.500%	149,000	146,182
Total			5,090,491
Health Care 7.4%
Acadia Healthcare Co., Inc.(d)
07/01/2028	5.500%	151,000	140,782
04/15/2029	5.000%	320,000	287,818
AdaptHealth LLC(d)
03/01/2030	5.125%	450,000	349,769
Avantor Funding, Inc.(d)
07/15/2028	4.625%	348,000	317,301
11/01/2029	3.875%	736,000	629,585
Catalent Pharma Solutions, Inc.(d)
07/15/2027	5.000%	187,000	172,158
04/01/2030	3.500%	353,000	290,708
Charles River Laboratories International, Inc.(d)
05/01/2028	4.250%	251,000	225,445
03/15/2029	3.750%	143,000	122,952
03/15/2031	4.000%	163,000	137,834
CHS/Community Health Systems, Inc.(d)
05/15/2030	5.250%	839,000	639,238
02/15/2031	4.750%	212,000	150,490
Hologic, Inc.(d)
02/01/2028	4.625%	290,000	266,731
Indigo Merger Sub, Inc.(d)
07/15/2026	2.875%	200,000	180,534
IQVIA, Inc.(d)
05/15/2027	5.000%	669,000	630,430
05/15/2030	6.500%	146,000	143,343

Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mozart Debt Merger Sub, Inc.(d)
10/01/2029	5.250%	1,060,000	916,346
Select Medical Corp.(d)
08/15/2026	6.250%	1,033,000	1,009,284
Star Parent, Inc.(d)
10/01/2030	9.000%	131,000	132,382
Teleflex, Inc.
11/15/2027	4.625%	599,000	550,375
Teleflex, Inc.(d)
06/01/2028	4.250%	246,000	220,098
Tenet Healthcare Corp.
01/01/2026	4.875%	1,205,000	1,155,350
02/01/2027	6.250%	1,288,000	1,245,828
11/01/2027	5.125%	304,000	282,810
01/15/2030	4.375%	80,000	68,906
US Acute Care Solutions LLC(d)
03/01/2026	6.375%	336,000	288,986
Total			10,555,483
Home Construction 0.4%
Meritage Homes Corp.(d)
04/15/2029	3.875%	197,000	169,361
Shea Homes LP/Funding Corp.
02/15/2028	4.750%	400,000	358,368
Total			527,729
Independent Energy 4.6%
Baytex Energy Corp.(d)
04/30/2030	8.500%	307,000	309,946
Callon Petroleum Co.(d)
06/15/2030	7.500%	226,000	219,127
CNX Resources Corp.(d)
03/14/2027	7.250%	32,000	31,572
01/15/2029	6.000%	416,000	388,086
Colgate Energy Partners III LLC(d)
07/01/2029	5.875%	1,019,000	959,369
CrownRock LP/Finance, Inc.(d)
05/01/2029	5.000%	141,000	132,277
Hilcorp Energy I LP/Finance Co.(d)
11/01/2028	6.250%	630,000	590,234
02/01/2029	5.750%	505,000	456,818
Matador Resources Co.
09/15/2026	5.875%	668,000	644,810
Matador Resources Co.(d)
04/15/2028	6.875%	183,000	179,343
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
09/01/2030	6.625%	607,000	615,011
01/01/2031	6.125%	364,000	358,715
09/15/2036	6.450%	54,000	53,032
Permian Resources Operating LLC(d)
01/15/2032	7.000%	389,000	383,725
SM Energy Co.
07/15/2028	6.500%	309,000	296,610
Southwestern Energy Co.
02/01/2032	4.750%	1,048,000	899,049
Total			6,517,724
Leisure 2.8%
Carnival Corp.(d)
03/01/2026	7.625%	158,000	153,669
03/01/2027	5.750%	390,000	352,772
08/15/2029	7.000%	277,000	273,314
Carnival Holdings Bermuda Ltd.(d)
05/01/2028	10.375%	464,000	497,338
Cinemark USA, Inc.(d)
03/15/2026	5.875%	451,000	434,927
07/15/2028	5.250%	14,000	12,430
Live Nation Entertainment, Inc.(d)
10/15/2027	4.750%	165,000	151,142
NCL Corp., Ltd.(d)
02/15/2027	5.875%	234,000	222,247
Royal Caribbean Cruises Ltd.(d)
06/01/2025	11.500%	33,000	34,833
07/01/2026	4.250%	78,000	71,384
08/31/2026	5.500%	134,000	126,454
07/15/2027	5.375%	98,000	90,556
01/15/2029	9.250%	80,000	84,354
01/15/2030	7.250%	904,000	896,017
Six Flags Entertainment Corp.(d)
05/15/2031	7.250%	337,000	316,645
Viking Cruises Ltd.(d)
07/15/2031	9.125%	317,000	317,516
Total			4,035,598
Lodging 0.3%
Hilton Domestic Operating Co., Inc.(d)
05/01/2028	5.750%	380,000	366,692
Media and Entertainment 3.4%
Clear Channel Outdoor Holdings, Inc.(d)
09/15/2028	9.000%	275,000	272,583
Clear Channel Worldwide Holdings, Inc.(d)
08/15/2027	5.125%	1,089,000	968,006

6	Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%	303,285	261,596
iHeartCommunications, Inc.(d)
08/15/2027	5.250%	647,000	513,081
01/15/2028	4.750%	266,000	202,241
Outfront Media Capital LLC/Corp.(d)
08/15/2027	5.000%	346,000	306,080
01/15/2029	4.250%	154,000	122,000
03/15/2030	4.625%	891,000	700,901
Playtika Holding Corp.(d)
03/15/2029	4.250%	728,000	609,522
Roblox Corp.(d)
05/01/2030	3.875%	688,000	552,571
Univision Communications, Inc.(d)
08/15/2028	8.000%	104,000	100,243
06/30/2030	7.375%	309,000	282,552
Total			4,891,376
Metals and Mining 3.0%
Allegheny Technologies, Inc.
10/01/2029	4.875%	116,000	102,248
10/01/2031	5.125%	488,000	420,658
Constellium SE(d)
06/15/2028	5.625%	334,000	314,369
04/15/2029	3.750%	1,431,000	1,198,570
Hudbay Minerals, Inc.(d)
04/01/2026	4.500%	277,000	258,326
04/01/2029	6.125%	1,567,000	1,447,351
Kaiser Aluminum Corp.(d)
06/01/2031	4.500%	179,000	141,043
Novelis Corp.(d)
11/15/2026	3.250%	284,000	253,423
08/15/2031	3.875%	143,000	114,072
Total			4,250,060
Midstream 5.4%
CNX Midstream Partners LP(d)
04/15/2030	4.750%	360,000	301,276
DCP Midstream Operating LP
04/01/2044	5.600%	336,000	294,814
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	383,000	375,298
DT Midstream, Inc.(d)
06/15/2029	4.125%	283,000	244,752
EQM Midstream Partners LP(d)
07/01/2025	6.000%	148,000	145,673
06/01/2027	7.500%	124,000	123,597
07/01/2027	6.500%	539,000	526,565
01/15/2029	4.500%	302,000	268,875
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP
12/01/2026	4.125%	170,000	157,284
07/15/2048	6.500%	285,000	249,429
Holly Energy Partners LP/Finance Corp.(d)
04/15/2027	6.375%	360,000	353,489
02/01/2028	5.000%	545,000	501,988
NuStar Logistics LP
10/01/2025	5.750%	596,000	579,542
06/01/2026	6.000%	755,000	733,544
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	836,902
Venture Global Calcasieu Pass LLC(d)
08/15/2029	3.875%	496,000	417,250
08/15/2031	4.125%	773,000	634,446
11/01/2033	3.875%	1,228,000	953,391
Total			7,698,115
Oil Field Services 0.6%
Nabors Industries Ltd.(d)
01/15/2026	7.250%	75,000	72,237
Nabors Industries, Inc.(d)
05/15/2027	7.375%	167,000	161,989
Transocean Aquila Ltd.(d),(f)
09/30/2028	8.000%	253,000	253,001
Transocean Titan Financing Ltd.(d)
02/01/2028	8.375%	436,000	443,416
Venture Global LNG, Inc.(d)
06/01/2031	8.375%	1,000	986
Total			931,629
Other REIT 1.5%
Blackstone Mortgage Trust, Inc.(d)
01/15/2027	3.750%	480,000	403,425
Ladder Capital Finance Holdings LLLP/Corp.(d)
10/01/2025	5.250%	255,000	245,334
02/01/2027	4.250%	843,000	737,133
06/15/2029	4.750%	343,000	277,513
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(d)
05/15/2029	4.875%	283,000	240,634
RHP Hotel Properties LP/Finance Corp.(d)
07/15/2028	7.250%	91,000	89,664
RLJ Lodging Trust LP(d)
07/01/2026	3.750%	194,000	175,427
Total			2,169,130
Packaging 2.0%
Ardagh Metal Packaging Finance USA LLC/PLC(d)
06/15/2027	6.000%	325,000	312,126
09/01/2029	4.000%	757,000	592,227

Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ardagh Packaging Finance PLC/Holdings USA, Inc.(d)
04/30/2025	5.250%	399,000	389,190
Canpack SA/US LLC(d)
11/15/2029	3.875%	627,000	512,335
Sealed Air Corp.(d)
02/01/2028	6.125%	54,000	52,277
Trivium Packaging Finance BV(d)
08/15/2026	5.500%	1,051,000	981,600
Total			2,839,755
Pharmaceuticals 0.9%
Bausch Health Companies, Inc.(d)
02/01/2027	6.125%	313,000	195,933
06/01/2028	4.875%	476,000	270,881
Grifols Escrow Issuer SA(d)
10/15/2028	4.750%	142,000	121,388
Jazz Securities DAC(d)
01/15/2029	4.375%	205,000	179,288
Organon Finance 1 LLC(d)
04/30/2028	4.125%	168,000	146,168
04/30/2031	5.125%	515,000	412,993
Total			1,326,651
Property & Casualty 2.1%
Alliant Holdings Intermediate LLC/Co-Issuer(d)
10/15/2027	4.250%	1,379,000	1,235,019
04/15/2028	6.750%	666,000	642,402
HUB International, Ltd.(d)
06/15/2030	7.250%	809,000	805,136
Lumbermens Mutual Casualty Co.(d),(g)
12/01/2097	0.000%	30,000	27
Lumbermens Mutual Casualty Co.(g)
Subordinated
07/01/2026	0.000%	645,000	543
MGIC Investment Corp.
08/15/2028	5.250%	112,000	104,295
Radian Group, Inc.
03/15/2025	6.625%	44,000	43,744
03/15/2027	4.875%	262,000	244,857
Total			3,076,023
Restaurants 1.4%
IRB Holding Corp.(d)
06/15/2025	7.000%	1,723,000	1,722,812
Yum! Brands, Inc.
04/01/2032	5.375%	361,000	327,739
Total			2,050,551
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.9%
Asbury Automotive Group, Inc.(d)
11/15/2029	4.625%	111,000	95,276
02/15/2032	5.000%	111,000	92,012
Group 1 Automotive, Inc.(d)
08/15/2028	4.000%	131,000	113,584
Hanesbrands, Inc.(d)
05/15/2026	4.875%	75,000	68,894
02/15/2031	9.000%	157,000	149,357
L Brands, Inc.(d)
07/01/2025	9.375%	110,000	114,220
10/01/2030	6.625%	398,000	372,742
L Brands, Inc.
06/15/2029	7.500%	80,000	78,869
LCM Investments Holdings II LLC(d)
05/01/2029	4.875%	443,000	374,962
08/01/2031	8.250%	203,000	197,546
Lithia Motors, Inc.(d)
01/15/2031	4.375%	175,000	144,625
Penske Automotive Group, Inc.
09/01/2025	3.500%	208,000	196,540
PetSmart, Inc./Finance Corp.(d)
02/15/2028	4.750%	375,000	328,651
Wolverine World Wide, Inc.(d)
08/15/2029	4.000%	462,000	342,399
Total			2,669,677
Supermarkets 0.3%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(d)
02/15/2028	6.500%	225,000	222,282
SEG Holding LLC/Finance Corp.(d)
10/15/2028	5.625%	189,000	189,427
Total			411,709
Technology 7.6%
Black Knight InfoServ LLC(d)
09/01/2028	3.625%	500,000	450,404
Block, Inc.
06/01/2031	3.500%	175,000	137,532
Boxer Parent Co., Inc.(d)
10/02/2025	7.125%	233,000	231,978
Camelot Finance SA(d)
11/01/2026	4.500%	505,000	467,324
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(d)
06/15/2029	8.000%	62,000	61,957
Central Parent, Inc./CDK Global, Inc.(d)
06/15/2029	7.250%	165,000	159,925

8	Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarivate Science Holdings Corp.(d)
07/01/2028	3.875%	225,000	195,097
Cloud Software Group, Inc.(d)
09/30/2029	9.000%	175,000	152,507
Entegris Escrow Corp.(d)
04/15/2029	4.750%	382,000	343,131
06/15/2030	5.950%	430,000	397,650
Gartner, Inc.(d)
06/15/2029	3.625%	171,000	146,524
GTCR W-2 Merger Sub LLC(d),(f)
01/15/2031	7.500%	684,000	684,865
HealthEquity, Inc.(d)
10/01/2029	4.500%	455,000	392,008
Helios Software Holdings, Inc.(d)
05/01/2028	4.625%	432,000	373,623
ION Trading Technologies Sarl(d)
05/15/2028	5.750%	436,000	379,390
Iron Mountain, Inc.(d)
09/15/2027	4.875%	268,000	247,189
Logan Merger Sub, Inc.(d)
09/01/2027	5.500%	912,000	499,735
NCR Atleos Escrow Corp.(d)
04/01/2029	9.500%	508,000	491,362
NCR Corp.(d)
10/01/2028	5.000%	424,000	379,607
04/15/2029	5.125%	910,000	802,507
10/01/2030	5.250%	26,000	22,394
Neptune Bidco US, Inc.(d)
04/15/2029	9.290%	524,000	474,906
Picard Midco, Inc.(d)
03/31/2029	6.500%	788,000	692,791
PTC, Inc.(d)
02/15/2028	4.000%	76,000	68,095
Seagate HDD Cayman(d)
12/15/2029	8.250%	170,000	174,352
07/15/2031	8.500%	188,000	192,667
Sensata Technologies BV(d)
09/01/2030	5.875%	270,000	251,636
Shift4 Payments LLC/Finance Sub, Inc.(d)
11/01/2026	4.625%	648,000	610,928
Synaptics, Inc.(d)
06/15/2029	4.000%	345,000	286,390
Tempo Acquisition LLC/Finance Corp.(d)
06/01/2025	5.750%	377,000	368,805
ZoomInfo Technologies LLC/Finance Corp.(d)
02/01/2029	3.875%	917,000	764,107
Total			10,901,386
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 2.6%
Altice France SA(d)
02/01/2027	8.125%	326,000	287,491
01/15/2028	5.500%	821,000	627,663
07/15/2029	5.125%	456,000	324,186
SBA Communications Corp.
02/15/2027	3.875%	922,000	844,993
Sprint Capital Corp.
11/15/2028	6.875%	729,000	752,775
Vmed O2 UK Financing I PLC(d)
01/31/2031	4.250%	438,000	348,760
07/15/2031	4.750%	665,000	538,234
Total			3,724,102
Wirelines 1.6%
CenturyLink, Inc.(d)
02/15/2027	4.000%	260,000	167,617
Frontier Communications Holdings LLC(d)
05/15/2030	8.750%	324,000	307,548
03/15/2031	8.625%	334,000	313,482
Iliad Holding SAS(d)
10/15/2026	6.500%	1,042,000	977,771
10/15/2028	7.000%	638,000	580,196
Total			2,346,614
Total Corporate Bonds & Notes (Cost $144,419,233)			131,374,850

Foreign Government Obligations(h) 0.7%

Canada 0.7%
NOVA Chemicals Corp.(d)
05/01/2025	5.000%	239,000	225,849
06/01/2027	5.250%	771,000	668,853
05/15/2029	4.250%	124,000	96,620
Total			991,322
Total Foreign Government Obligations (Cost $1,117,584)			991,322

Senior Loans 3.7%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.9%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	9.181%	1,279,011	1,227,582

Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.4%
Surgery Center Holdings, Inc.(i),(j)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 08/31/2026	9.074%	643,430	643,682
Media and Entertainment 0.7%
Cengage Learning, Inc.(i),(j)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.750% Floor 1.000% 07/14/2026	10.323%	1,039,659	1,033,421
Retailers 0.1%
PetSmart LLC(i),(j)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	9.166%	145,000	144,404
Technology 1.6%
Ascend Learning LLC(i),(j)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.916%	790,913	752,972
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
UKG, Inc.(i),(j)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 05/04/2026	8.618%	1,124,122	1,120,030
3-month Term SOFR + 3.750% 05/04/2026	9.219%	406,175	405,416
Total			2,278,418
Total Senior Loans (Cost $5,411,547)			5,327,507

Money Market Funds 2.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(k),(l)	2,769,538	2,768,707
Total Money Market Funds (Cost $2,768,523)		2,768,707
Total Investments in Securities (Cost: $156,042,645)		141,892,809
Other Assets & Liabilities, Net		778,779
Net Assets		142,671,588

Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $112,599,920, which represents 78.92% of total net assets.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a security in default.
(h)	Principal and interest may not be guaranteed by a governmental entity.
(i)	The stated interest rate represents the weighted average interest rate at September 30, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)	Variable rate security. The interest rate shown was the current rate as of September 30, 2023.
(k)	The rate shown is the seven-day current annualized yield at September 30, 2023.
10	Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	6,447,839	19,350,682	(23,029,363)	(451)	2,768,707	320	204,611	2,769,538
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Income Opportunities Fund | Third Quarter Report 2023	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7011_12_B01_(11/23)